Share capital	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
Preferred shares
BCE’s articles of amalgamation, as amended, provide for an unlimited number of First Preferred Shares and Second Preferred Shares, all without par value. The terms set out in the articles authorize BCE’s directors to issue the shares in one or more series and to set the number of shares and the conditions for each series.
The following table provides a summary of the principal terms of BCE’s First Preferred Shares as at December 31, 2024. There were no Second Preferred Shares issued and outstanding at December 31, 2024. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

Series	Annual dividend rate	Convertible into	Conversion date	Redemption date	Redemption price	Number of shares issued and outstanding	Stated capital
							December 31, 2024	December 31, 2023
Q	floating	Series R	December 1, 2030	At any time	$25.50	—	—	—
R(1)	3.018%	Series Q	December 1, 2025	December 1, 2025	$25.00	7,610,500	190	194
S	floating	Series T	November 1, 2026	At any time	$25.50	2,001,167	50	51
T(1)	4.99%	Series S	November 1, 2026	November 1, 2026	$25.00	5,175,533	129	132
Y	floating	Series Z	December 1, 2027	At any time	$25.50	5,958,652	149	161
Z(1)	5.346%	Series Y	December 1, 2027	December 1, 2027	$25.00	2,658,031	66	68
AA(1)	4.94%	Series AB	September 1, 2027	September 1, 2027	$25.00	11,171,231	285	293
AB	floating	Series AA	September 1, 2027	At any time	$25.50	6,399,439	163	176
AC(1)	5.08%	Series AD	March 1, 2028	March 1, 2028	$25.00	6,312,874	161	165
AD	floating	Series AC	March 1, 2028	At any time	$25.50	11,722,138	299	319
AE	floating	Series AF	February 1, 2025	At any time	$25.50	5,827,613	146	151
AF(1)	3.865%	Series AE	February 1, 2025	February 1, 2025	$25.00	8,820,587	221	227
AG(1)	3.37%	Series AH	May 1, 2026	May 1, 2026	$25.00	8,316,930	208	211
AH	floating	Series AG	May 1, 2026	At any time	$25.50	4,655,070	116	120
AI(1)	3.39%	Series AJ	August 1, 2026	August 1, 2026	$25.00	8,972,840	224	231
AJ	floating	Series AI	August 1, 2026	At any time	$25.50	3,827,260	96	103
AK(1)	3.306%	Series AL	December 31, 2026	December 31, 2026	$25.00	21,391,312	535	558
AL(2)	floating	Series AK	December 31, 2026	At any time		1,724,288	43	44
AM(1)	2.939%	Series AN	March 31, 2026	March 31, 2026	$25.00	9,951,978	228	233
AN(2)	floating	Series AM	March 31, 2026	At any time		1,004,422	23	24
AO	fixed	Series AP				—	—	—
AP	floating	Series AO				—	—	—
AQ(1)	6.538%	Series AR	September 30, 2028	September 30, 2028	$25.00	8,102,214	201	206
AR(3)	floating	Series AQ	September 30, 2033	At any time		—	—	—
							3,533	3,667
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years thereafter.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2026 and March 31, 2026, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)If Series AR First Preferred Shares are issued on September 30, 2028, BCE may redeem such shares at $25.00 per share on September 30, 2033 and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AR Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.
Normal course issuer bid for BCE First Preferred Shares
On November 7, 2024, BCE announced the renewal of its NCIB to purchase for cancellation up to 10% of the public float of each series of BCE’s outstanding First Preferred Shares that are listed on the Toronto Stock Exchange (TSX). The NCIB will extend from November 11, 2024 to November 10, 2025, or an earlier date should BCE complete its purchases under the NCIB.
In 2024, BCE repurchased and canceled 5,346,488 First Preferred Shares under its NCIB with a stated capital of $134 million for a total cost of $92 million. The remaining $42 million was recorded to contributed surplus.
Subsequent to year end, BCE repurchased and canceled 1,413,405 First Preferred Shares under its NCIB with a stated capital of $35 million for a total cost of $25 million. The remaining $10 million was recorded to contributed surplus.
On November 2, 2023, BCE announced the renewal of its NCIB to purchase for cancellation up to 10% of the public float of each series of BCE’s outstanding First Preferred Shares that are listed on the TSX. The NCIB extended from November 9, 2023 to November 8, 2024.
In 2023, BCE repurchased and canceled 8,124,533 First Preferred Shares under its NCIB with a stated capital of $203 million for a total cost of $140 million. The remaining $63 million was recorded to contributed surplus.
Voting rights
All of the issued and outstanding First Preferred Shares at December 31, 2024 are non-voting, except under special circumstances when the holders are entitled to one vote per share.
Priority and entitlement to dividends
The First Preferred Shares of all series rank at parity with each other and in priority to all other shares of BCE with respect to payment of dividends and with respect to distribution of assets in the event of liquidation, dissolution or winding up of BCE.
Holders of Series R, T, Z, AA, AC, AF, AG, AI, AK, AM and AQ First Preferred Shares are entitled to fixed cumulative quarterly dividends. The dividend rate on these shares is reset every five years, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series S, Y, AB, AD, AE, AH and AJ First Preferred Shares are entitled to floating adjustable cumulative monthly dividends. The floating dividend rate on these shares is calculated every month, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series AL and AN First Preferred Shares are entitled to floating cumulative quarterly dividends. The floating dividend rate on these shares is calculated every quarter, as set out in BCE’s articles of amalgamation, as amended.
Dividends on all series of First Preferred Shares are paid as and when declared by the board of directors of BCE.
Conversion features
All of the issued and outstanding First Preferred Shares at December 31, 2024 are convertible at the holder’s option into another associated series of First Preferred Shares on a one-for-one basis according to the terms set out in BCE’s articles of amalgamation, as amended.
Conversion of First Preferred Shares
Subsequent to year end, on February 1, 2025, 8,050 of BCE’s fixed-rate Cumulative Redeemable First Preferred Shares, Series AF (Series AF Preferred Shares) were converted, on a one-for-one basis, into floating-rate Cumulative Redeemable First Preferred Shares, Series AE (Series AE Preferred Shares). In addition, on February 1, 2025, 2,479,334 of BCE’s Series AE Preferred Shares were converted, on a one-for-one basis, into Series AF Preferred Shares.
Common shares and Class B shares
BCE’s articles of amalgamation provide for an unlimited number of voting common shares and non-voting Class B shares, all without par value. The common shares and the Class B shares rank equally in the payment of dividends and in the distribution of assets if BCE is liquidated, dissolved or wound up, after payments due to the holders of preferred shares. No Class B shares were outstanding at December 31, 2024 and 2023.
The following table provides details about the outstanding common shares of BCE.

		2024		2023
	Note	Number of shares	Stated capital	Number of shares	Stated capital
Outstanding, January 1		912,274,545	20,859	911,982,866	20,840
Shares issued under deferred share plan		8,558	1	843	—
Shares issued under employee stock option plan	31	—	—	306,139	19
Unclaimed shares(1)		—	—	(15,303)	—
Outstanding, December 31		912,283,103	20,860	912,274,545	20,859
(1)Represents unclaimed shares following the expiry of former Manitoba Telecom Services Inc. (MTS) shareholders' rights to receive BCE common shares in connection with the acquisition of MTS.
Discounted Treasury Dividend Reinvestment Plan
In Q4 2024, BCE amended its DRP to provide, at the BCE board of directors’ discretion, for the issuance of new common shares from treasury at a discount to the Average Market Price. Commencing with the dividend payable on January 15, 2025 to eligible shareholders as of the December 16, 2024 record date, and subsequently until further notice, common shares will be issued from treasury at a discount of 2% to the Average Market Price.
Subsequent to year end, on January 15, 2025, 9,540,786 common shares were issued from treasury under the DRP to shareholders of record on December 16, 2024 holding 308,654,258 common shares, for $314 million.
Contributed surplus
Contributed surplus in 2024 and 2023 includes premiums in excess of par value upon the issuance of BCE common shares and share-based compensation expense net of settlements.